Pay vs Performance Disclosure	12 Months Ended
	Jul. 01, 2023 USD ($)	Jul. 02, 2022 USD ($)	Jul. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Compensation Actually Paid (“CAP”) and certain Company financial performance measures for the past three fiscal years are set forth below.
CAP is calculated as required under applicable SEC rules and presented on an individual basis for each principal executive officer of the Company (“PEO”) and as an average for the other NEOs of the Company serving during the presented years. CAP does not reflect the actual amount of compensation earned or realized by such NEO during a covered year. Please see the footnotes to the Pay Versus Performance Table below for more detailed information on the calculation of CAP.
Neither the Compensation and Leadership Development Committee nor the Board used CAP or net income as the basis for making compensation decisions. For more information concerning the Company’s pay-for-performance philosophy and how it aligns executive compensation with the Company’s performance, please see “Compensation Discussion and Analysis.”
PAY VERSUS PERFORMANCE TABLE
Fiscal Year	Summary Comp. Table Total For PEO(1)	CAP to PEO(1)(2)	Summary Comp. Table Total For Former PEO(3)	CAP to Former PEO(3)(4)	Avg. Summary Comp. Table Total For non-PEO NEOs(5)	Avg. CAP to non-PEO NEOs(5)(6)	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions)(9)	Adjusted OI$ (Millions)(10)
							Company TSR(7)	Peer Group TSR(7)(8)
2023	$9,716,827	$13,428,971	—	—	$1,928,181	$1,950,485	$208.95	$218.46	$770.8	$1,220.9
2022	$8,129,900	$9,883,510	—	—	$2,031,221	$1,912,506	$170.48	$177.30	$692.4	$985.6
2021	$6,151,987	$8,577,743	$2,910,076	$377,147	$1,862,076	$1,527,825	$157.58	$199.58	$193.1	$407.0

(1)
Gallagher is the PEO for each of the years shown in the table.

(2)
To calculate CAP for Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):

Year	2021	2022	2023
SCT Total Compensation	$6,151,987	$8,129,900	$9,716,827
Minus: Grant-date fair value of awards reported in the SCT	$2,858,059	$4,216,444	$6,078,268
Plus: Vesting-date fair value of awards granted and vested in the covered year	$508,172	$624,058	$736,281
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,344,273	$4,349,379	$6,808,722
Plus: Change in fair value of awards granted in prior year(s) that vested in the covered year	$70,402	$457,714	$164,293
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$363,638	$535,110	$2,089,549
Minus: Fair value of awards forfeited during the covered year	—	—	—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$23,145	$17,711	$27,780
Plus: Aggregate service costs and prior service costs for pension plans	$20,475	$21,504	$19,347
Compensation Actually Paid (CAP)	$8,577,743	$9,883,510	$13,428,971

(3)
William J. Amelio, who ceased to be the Chief Executive Officer on July 31, 2020, is the Former PEO for Fiscal 2021.

(4)
To calculate CAP for Amelio for Fiscal 2021, the following amounts were deducted from and added to the Total Compensation reported in the SCT:

Year	2021
SCT Total Compensation	$2,910,076
Minus: Fair value of awards forfeited during the covered year	$2,641,141
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$88,339
Plus: Aggregate service costs and prior service costs for pension plans	$196,551
Compensation Actually Paid (CAP)	$377,147

(5)
The following are the non-PEO NEOs included for each year shown in the table:

Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy and Ms. Obregon-Jimenez.
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy.
Fiscal 2021: Messrs. Liguori, Arnold, Chan, and McCoy as well as Peter G Bartolotta (who ceased serving as President, Business Transformation on October 1, 2020) and MaryAnn G. Miller (who ceased serving as SVP, Chief Administrative Officer on October 16, 2020).
(6)
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:

Year	2021	2022	2023
Average SCT Total Compensation	$1,862,076	$2,031,221	$1,928,181
Minus: Average grant-date fair value of awards reported in the SCT	$739,776	$780,055	$890,867
Plus: Average vesting-date fair value of awards granted and vested in the covered year	$136,771	$115,456	$124,990
Plus: Average year-end fair value of awards granted but remain unvested in the covered year	$591,136	$402,321	$555,985
Plus: Average change in fair value of awards granted in prior year(s) that vested in the covered year	$51,740	$78,917	$17,562
Plus: Average change in fair value of awards granted in prior year(s) that remain unvested	$155,548	$69,871	$224,960
Minus: Average fair value of awards forfeited during the covered year	$433,248	—	—
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans	$136,997	$43,134	$63,768
Plus: Average aggregate service costs and prior service costs for pension plans	$40,575	$37,909	$53,442
Average Compensation Actually Paid	$1,527,825	$1,912,506	$1,950,485

(7)
Reflects the cumulative value of a $100 investment made on June 26, 2020 through the end of the applicable fiscal year, including the reinvestment of dividends.

(8)
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

(9)
As presented in the Company’s Consolidated Statements of Operations for each of the fiscal years ended, calculated in accordance with GAAP.

(10)
The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is non-GAAP measure and was one of the financial performance metrics used in the fiscal 2023 annual cash incentive

Company Selected Measure Name	Adjusted OI
Named Executive Officers, Footnote
(5)
The following are the non-PEO NEOs included for each year shown in the table:

Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy and Ms. Obregon-Jimenez.
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy.
Fiscal 2021: Messrs. Liguori, Arnold, Chan, and McCoy as well as Peter G Bartolotta (who ceased serving as President, Business Transformation on October 1, 2020) and MaryAnn G. Miller (who ceased serving as SVP, Chief Administrative Officer on October 16, 2020).

Peer Group Issuers, Footnote
(8)
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

Adjustment To PEO Compensation, Footnote
(1)
Gallagher is the PEO for each of the years shown in the table.

(2)
To calculate CAP for Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):

Year	2021	2022	2023
SCT Total Compensation	$6,151,987	$8,129,900	$9,716,827
Minus: Grant-date fair value of awards reported in the SCT	$2,858,059	$4,216,444	$6,078,268
Plus: Vesting-date fair value of awards granted and vested in the covered year	$508,172	$624,058	$736,281
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,344,273	$4,349,379	$6,808,722
Plus: Change in fair value of awards granted in prior year(s) that vested in the covered year	$70,402	$457,714	$164,293
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$363,638	$535,110	$2,089,549
Minus: Fair value of awards forfeited during the covered year	—	—	—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$23,145	$17,711	$27,780
Plus: Aggregate service costs and prior service costs for pension plans	$20,475	$21,504	$19,347
Compensation Actually Paid (CAP)	$8,577,743	$9,883,510	$13,428,971

(3)
William J. Amelio, who ceased to be the Chief Executive Officer on July 31, 2020, is the Former PEO for Fiscal 2021.

(4)
To calculate CAP for Amelio for Fiscal 2021, the following amounts were deducted from and added to the Total Compensation reported in the SCT:

Year	2021
SCT Total Compensation	$2,910,076
Minus: Fair value of awards forfeited during the covered year	$2,641,141
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$88,339
Plus: Aggregate service costs and prior service costs for pension plans	$196,551
Compensation Actually Paid (CAP)	$377,147

Non-PEO NEO Average Total Compensation Amount	$ 1,928,181	$ 2,031,221	$ 1,862,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,950,485	1,912,506	1,527,825
Adjustment to Non-PEO NEO Compensation Footnote
(6)
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:

Year

2021

2022

2023
 Average SCT Total Compensation $1,862,076$2,031,221$1,928,181
Minus: Average grant-date fair value of awards reported in the SCT
$739,776 $780,055$890,867
Plus: Average vesting-date fair value of awards granted and vested in the covered year
$136,771 $115,456 $124,990
Plus: Average year-end fair value of awards granted but remain unvested in the covered year
$591,136$402,321$555,985
Plus: Average change in fair value of awards granted in prior year(s) that vested in the covered year
$51,740 $78,917 $17,562
Plus: Average change in fair value of awards granted in prior year(s) that remain unvested
$155,548$69,871$224,960
Minus: Average fair value of awards forfeited during the covered year
$433,248——
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans
$136,997$43,134$63,768
Plus: Average aggregate service costs and prior service costs for pension plans
	$40,575$37,909$53,442 Average Compensation Actually Paid $1,527,825 $1,912,506 $1
Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR
Increases in CAP values for the PEO and non-PEO NEOs over fiscal-years 2021 through 2023 generally align with increases in the Company’s TSR over this same period. Equity awards in long-term incentive plans represent a significant portion of the NEOs’ total compensation and generally result in the alignment of the fair value of the NEOs’ equity awards with shareholders’ interest. The increases in stock price over this three-fiscal-year period resulted in increases in fair value of the NEOs’ equity awards, which increased CAP values over this period.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
The SEC requires net income to be included as a performance measure in the Pay Versus Performance Table. However, the Company does not use net income in its compensation incentive plan design or to determine compensation levels. Increases in CAP values for the PEO and non-PEO NEOs over fiscal-years 2021 through 2023 generally align with increases in the Company’s net income over this same period.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Operating Income Dollars
Adjusted OI$ (the Company-Selected Measure) is a non-GAAP measure, and the achievement of certain Adjusted OI$ targets was one of the metrics used in calculating the NEOs’ annual cash incentive awards for each of the fiscal years 2021, 2022, and 2023. Increases in CAP values for the PEO and non-PEO NEOs over fiscal-years 2021 through 2023 generally align with increases in the Company’s Adjusted OI$ over this same period.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
Both the Company TSR and Peer Group TSR generally increased over fiscal-years 2021 through 2023. The design of PSU awards granted in fiscal years 2019, 2020 and 2023 included modifiers based on cumulative three-year Company TSR against a peer group TSR to provide a level of alignment between executive compensation and TSR. However, the peer groups used under these modifiers varied between PSU awards and are different than the selected Peer Group reflected in the Pay Versus Performance Table, which consists of fewer companies. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement and the Proxy Statements for the Annual Shareholder Meetings on November 17, 2020 and November 19, 2019 for more information on the peer groups used under the modifiers.

Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR FISCAL 2023
Listed below are the most important financial performance measures used by the Company during fiscal 2023 to link NEO compensation to Company performance. These measures are not ranked by relative importance. Please see “Compensation Discussion and Analysis — Elements of Executive Compensation” for additional information regarding these performance measures.
FY23 Most Important Financial Performance Measures (Unranked)
Adjusted Operating Income Dollars(1)
Return on Working Capital(1)
Market Share (Relative Organic Sales Growth of AVT vs ARWC)(1)
Relative Adjusted Earnings Per Share Growth(2)
Adjusted Return on Invested Capital exceeding Weighted Average Cost of Capital(2)
Relative Total Shareholder Return(2)

(1)
Measure used in the fiscal 2023 annual cash incentive awards for executive officers.

(2)
Measure used in the fiscal 2023 PSU awards for executive officers.

Total Shareholder Return Amount	$ 208.95	170.48	157.58
Peer Group Total Shareholder Return Amount	218.46	177.3	199.58
Net Income (Loss)	$ 770,800,000	$ 692,400,000	$ 193,100,000
Company Selected Measure Amount	1,220,900,000	985,600,000	407,000,000
PEO Name	Gallagher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income Dollars
Non-GAAP Measure Description	(10) The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is non-GAAP measure and was one of the financial performance metrics used in the fiscal 2023 annual cash incentive
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share (Relative Organic Sales Growth of AVT vs ARWC)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Adjusted Earnings Per Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital exceeding Weighted Average Cost of Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 88,339
Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			196,551
Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,641,141
Gallagher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,716,827	$ 8,129,900	6,151,987
PEO Actually Paid Compensation Amount	13,428,971	9,883,510	8,577,743
Gallagher [Member] | Grant-Date Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,078,268	4,216,444	2,858,059
Gallagher [Member] | Vesting-Date Fair Value of Awards Granted and Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	736,281	624,058	508,172
Gallagher [Member] | Year-End Fair Value of Awards Granted but Remain Unvested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,808,722	4,349,379	4,344,273
Gallagher [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Vested In the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,293	457,714	70,402
Gallagher [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Remain Unvested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,089,549	535,110	363,638
Gallagher [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,780	17,711	23,145
Gallagher [Member] | Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,347	21,504	20,475
William J. Amelio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,910,076
PEO Actually Paid Compensation Amount			377,147
Non-PEO NEO Average Total Compensation Amount	1,928,181	2,031,221	1,862,076
Non-PEO NEO Average Compensation Actually Paid Amount	1,950,485	1,912,506	1,527,825
William J. Amelio [Member] | Grant-Date Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,867	780,055	739,776
William J. Amelio [Member] | Vesting-Date Fair Value of Awards Granted and Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,990	115,456	136,771
William J. Amelio [Member] | Year-End Fair Value of Awards Granted but Remain Unvested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,985	402,321	591,136
William J. Amelio [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Vested In the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,562	78,917	51,740
William J. Amelio [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Remain Unvested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,960	69,871	155,548
William J. Amelio [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,768	43,134	136,997
William J. Amelio [Member] | Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 53,442	$ 37,909	40,575
William J. Amelio [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 433,248